Operating Segments - Schedule of Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Schedule of Segment Assets and Liabilities [Line items]
Total segment assets	$ 653,581	$ 421,920
Unallocated corporate assets	301,783	81,011
Total assets	955,364	502,931
Total segment liabilities	336,891	290,434
Unallocated corporate liabilities	14,814	53,738
Total liabilities	351,705	344,172
Digital solution services [Member]
Schedule of Segment Assets and Liabilities [Line items]
Total segment assets		662
Total segment liabilities	43,863	408
Media and entertainment services [Member]
Schedule of Segment Assets and Liabilities [Line items]
Total segment assets	128,763	123,494
Total segment liabilities	5,901	5,179
Hotel operations, hospitality and VIP services [Member]
Schedule of Segment Assets and Liabilities [Line items]
Total segment assets	295,499	260,965
Total segment liabilities	287,127	284,847
Strategic investments [Member]
Schedule of Segment Assets and Liabilities [Line items]
Total segment assets	$ 229,319	$ 36,799